UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-13376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

  /s/ Maarten R. van Hengel            New York NY            November 15, 2011
  -------------------------            -----------            -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

028-01488                Delphi
025-05358                Lateef
028-11482                Knightsbridge
028-11741                Westend
025-04207                Driehaus
028-02028                Cramer Rosenthal
028-04874                Gardner Lewis
028-01203                CS Mckee
028-03691                D.F. Dent

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           98
                                         -----------

Form 13F Information Table Value Total:  $   223,604
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
-----------------------------  --------------  --------  --------  -------------------  --------  --------  ------------------------
                                                          VALUE     SHARES/  SH/ PUT/   INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL   DSCRETN   MANAGERS    SOLE    SHARED   NONE
-----------------------------  --------------  --------  --------  --------  --- ----   --------  --------  -------- -------- ------
3M COMPANY                     COM             88579Y101      363      5051  SH         Sole                   5051
ABBOTT LABS                    COM             002824100      227      4433  SH         Sole                   4433
AMERICAN EXPRESS CO            COM             025816109     1281     28525  SH         Sole                  28525
AMGEN                          COM             031162100      390      7100  SH         Sole                   7100
ANADARKO PETE CORP             COM             032511107     1091     17300  SH         Sole                  17300
APACHE CORPORATION             COM             037411105      476      5933  SH         Sole                   5933
APPLE COMPUTER INC             COM             037833100     2701      7084  SH         Sole                   7084
AT&T INC                       COM             00206R102     1013     35517  SH         Sole                  35517
AUTOMATIC DATA PROCESSING      COM             053015103      475     10067  SH         Sole                  10067
BANK OF NEW YORK MELLON CORP   COM             064058100     1073     57713  SH         Sole                  57713
BENIHANA INC                   COM             082047101      144     16737  SH         Sole                  16737
BENIHANA INC. CL A             COM             082047200      146     16975  SH         Sole                  16975
BRISTOL-MYERS SQUIBB CORP      COM             110122108     2815     89700  SH         Sole                  89700
CAMDEN NATIONAL CORP           COM             133034108      413     15149  SH         Sole                  15149
CANTEL MEDICAL CORP            COM             138098108      440     20824  SH         Sole                  20824
CAPITAL SOUTHWEST CORP         COM             140501107      271      3662  SH         Sole                   3662
CELGENE CORP                   COM             151020104      291      4700  SH         Sole                   4700
CHEVRON CORPORATION            COM             166764100      228      2464  SH         Sole                   2464
CISCO SYSTEMS                  COM             17275R102     2162    139469  SH         Sole                 139469
COCA-COLA                      COM             191216100     2078     30759  SH         Sole                  30759
COGNIZANT TECH SOLUTIONS       COM             192446102     1031     16440  SH         Sole                  16440
COLGATE PALMOLIVE CO           COM             194162103      826      9317  SH         Sole                   9317
COMMERCE BANCSHARES INC.       COM             200525103     1468     42243  SH         Sole                  42243
CONOCO PHILLIPS                COM             20825C104      606      9565  SH         Sole                   9565
CVS CAREMARK CORP              COM             126650100     1573     46825  SH         Sole                  46825
DOMINION RESOURCES INC. NEW    COM             25746U109     2262     44560  SH         Sole                  44560
DU PONT ( E. I. ) DE NEMOURS & COM             263534109      822     20575  SH         Sole                  20575
E M C CORP                     COM             268648102     1431     68155  SH         Sole                  68155
EMERSON ELECTRIC CO            COM             291011104     2086     50492  SH         Sole                  50492
EXXON MOBIL CORP               COM             30231G102     4994     68764  SH         Sole                  68764
FEDERAL REALTY INV TR          COM             313747206      327      3970  SH         Sole                   3970
FLUOR                          COM             343412102      782     16795  SH         Sole                  16795
FREEPORT-MCMORAN COPPER & GOLD COM             35671D857      303      9940  SH         Sole                   9940
GENERAL ELECTRIC CO            COM             369604103      349     22951  SH         Sole                  22951
GOLDMAN SACHS GROUP INC        COM             38141G104      388      4101  SH         Sole                   4101
GOLUB CAPITAL BDC INC          COM             38173m102      194     13060  SH         Sole                  13060
GOOGLE INC CL A                COM             38259P508     1781      3458  SH         Sole                   3458
H J HEINZ CO                   COM             423074103      690     13675  SH         Sole                  13675
HOME DEPOT                     COM             437076102     2019     61420  SH         Sole                  61420
ILLINOIS TOOL WORKS INC.       COM             452308109      572     13740  SH         Sole                  13740
INDEXIQ GLOBAL AGRIBUSINESS SM COM             45409B834      263     12025  SH         Sole                  12025
INTERNATIONAL BUSINESS MACHINE COM             459200101     1373      7854  SH         Sole                   7854
ISHARES MSCI ALL COUNTRY ASIA  COM             464288182    11483    246200  SH         Sole                 246200
ISHARES MSCI CANADA INDEX      COM             464286509    11470    449962  SH         Sole                 449962
ISHARES MSCI EAFE INDEX        COM             464287465      293      6136  SH         Sole                   6136
ISHARES MSCI SWITZERLAND INDEX COM             464286749      398     18370  SH         Sole                  18370
ISHARES RUSSELL 3000 INDEX     COM             464287689    18418    276014  SH         Sole                 276014
ISHARES S&P 500 INDEX          COM             464287200     2028     17835  SH         Sole                  17835
ISHARES S&P MIDCAP 400         COM             464287507     1013     12995  SH         Sole                  12995
ISHARES S&P SMALLCAP 600 INDEX COM             464287804     1064     18171  SH         Sole                  18171
ITT CORPORATION                COM             450911201      282      6712  SH         Sole                   6712
JETBLUE AIRWARYS CORPORATION   COM             477143101       41     10000  SH         Sole                  10000
JOHNSON & JOHNSON              COM             478160104     3605     56600  SH         Sole                  56600
JP MORGAN CHASE & CO           COM             46625H100     1709     56748  SH         Sole                  56748
KAYNE ANDERSON MLP             COM             486606106     8484    304951  SH         Sole                 304951
KIMBERLY-CLARK                 COM             494368103      742     10455  SH         Sole                  10455
KRAFT FOODS INC CLASS A        COM             50075N104      201      5978  SH         Sole                   5978
MARKET VECTORS - AGRIBUSINESS  COM             57060U605     7593    175635  SH         Sole                 175635
MARKET VECTORS GOLD MINERS ETF COM             57060U100    12153    220205  SH         Sole                 220205
MERCK & CO                     COM             58933Y105      588     17982  SH         Sole                  17982
METLIFE INC                    COM             59156R108     1049     37448  SH         Sole                  37448
MICROSOFT CORP                 COM             594918104     2161     86828  SH         Sole                  86828
MONSANTO CO NEW                COM             61166W101     2045     34055  SH         Sole                  34055
NEWMONT MINING CORP            COM             651639106      346      5500  SH         Sole                   5500
NIKE INC                       COM             654106103     1299     15195  SH         Sole                  15195
OCCIDENTAL PETROLEUM CORP      COM             674599105     1199     16764  SH         Sole                  16764
ORACLE CORPORATION             COM             68389X105     1929     67135  SH         Sole                  67135
PARKER HANNIFIN CORP           COM             701094104      956     15139  SH         Sole                  15139
PAYCHEX                        COM             704326107     1584     60050  SH         Sole                  60050
PEABODY ENERGY CORP            COM             704549104      624     18425  SH         Sole                  18425
PEPSICO INC                    COM             713448108     2523     40755  SH         Sole                  40755
PFIZER INC                     COM             717081103     1982    112089  SH         Sole                 112089
POWERSHARES CLEANTECH PORTFOLI COM             73935X278      435     20850  SH         Sole                  20850
POWERSHARES GLOBAL CLEAN ENERG COM             73936T615      266     30300  SH         Sole                  30300
POWERSHARES WATER RESOURCES    COM             73935X575     6685    444775  SH         Sole                 444775
POWERSHARES WILDERHILL CLEAN E COM             73935x500      262     48000  SH         Sole                  48000
PROCTER & GAMBLE CO            COM             742718109     3216     50906  SH         Sole                  50906
QUALCOMM INC.                  COM             747525103     1520     31265  SH         Sole                  31265
SCHLUMBERGER                   COM             806857108     1750     29302  SH         Sole                  29302
SPDR S&P 500 ETF TRUST         COM             78462f103    14205    125538  SH         Sole                 125538
SPDR S&P MIDCAP 400 ETF TRUST  COM             78467Y107     5785     40705  SH         Sole                  40705
STATE STREET CORPORATION       COM             857477103      260      8075  SH         Sole                   8075
TARGET                         COM             87612E106      397      8100  SH         Sole                   8100
TORTOISE ENERGY INFRASTRUCTURE COM             89147L100    15068    444102  SH         Sole                 444102
UNITED TECHNOLOGIES CORP       COM             913017109     2128     30246  SH         Sole                  30246
US BANCORP                     COM             902973304      430     18250  SH         Sole                  18250
VANGUARD EUROPEAN ETF          COM             922042874      301      7400  SH         Sole                   7400
VANGUARD MSCI EMERGING MARKETS COM             922042858     8409    234688  SH         Sole                 234688
VANGUARD TOTL SM ETF           COM             922908769     2644     45800  SH         Sole                  45800
VELOCITYSHARES DAILY INVERSE V COM             22542D795       57     10400  SH         Sole                  10400
VERIZON COMMUNICATIONS         COM             92343V104      263      7144  SH         Sole                   7144
WAL MART STORES                COM             931142103     2364     45545  SH         Sole                  45545
WALGREEN                       COM             931422109      430     13080  SH         Sole                  13080
WINDSTREAM CORPORATION         COM             97381W104      519     44550  SH         Sole                  44550
WISDOMTREE EMERGING MKTS EQ IN COM             97717w315    11404    240845  SH         Sole                 240845
XENITH CORP                    COM             98410X105      293     87000  SH         Sole                  87000
XEROX CORP                     COM             984121103      173     24805  SH         Sole                  24805
ZIMMER HOLDINGS INC            COM             98956P102      860     16077  SH         Sole                  16077